Other Income and Expenses	12 Months Ended
Dec. 31, 2019
Other Income And Expense [Abstract]
Other Income and Expenses

16. Other income and expenses

(1) Details of other income for the years ended December 31, 2019 2018 and 2017 are as follows:

	2019		2018			2017
		(In millions of Korean won)
Gain on disposal of property and equipment	~~W~~	3	~~W~~	16	~~W~~	2
Reversal of other bad debt allowances		35		—		—
Miscellaneous gain		315		106		163
Total	~~W~~	353	~~W~~	122	~~W~~	165

(2) Details of other expenses for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018			2017
		(In millions of Korean won)
Loss on retirement and disposal of property and equipment	~~W~~	—	~~W~~	5	~~W~~	37
Impairment loss on intangible assets		486		623		230
Miscellaneous loss		7		14		1
Total	~~W~~	493	~~W~~	642	~~W~~	268